As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
               Professionally Managed Portfolios
  777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Congress Large Cap Growth Form N-Q 3/31/11

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 98.2%
Automobiles & Components: 2.4%
19,800	Johnson Controls, Inc.	$823,086

Capital Goods: 10.2%
8,900	3M Co.	832,150
10,600	Deere & Co.	1,027,034
12,300	Fastenal Co.	797,409
10,000	United Technologies Corp.	846,500
		3,503,093
Consumer Services: 4.6%
9,700	McDonald's Corp.	738,073
22,800	Starbucks Corp.	842,460
		1,580,533
Diversified Financials: 8.7%
11,700	Capital One Financial Corp.	607,932
2,550	CME Group, Inc.	768,953
19,000	JPMorgan Chase & Co.	875,900
11,400	T. Rowe Price Group, Inc.	757,188
		3,009,973
Energy: 12.6%
9,000	Devon Energy Corp.	825,930
10,000	Exxon Mobil Corp.	841,300
12,000	National Oilwell Varco, Inc.	951,240
8,000	Occidental Petroleum Corp.	835,920
9,400	Schlumberger Ltd.	876,644
		4,331,034
Food, Beverage & Tobacco: 7.2%
12,800	Coca Cola Co.	849,280
11,200	The J.M. Smucker Co.	799,568
26,300	Kraft Foods, Inc. - Class A	824,768
		2,473,616
Health Care Equipment & Services: 5.9%
9,000	Becton, Dickinson & Co.	716,580
4,100	Cerner Corp. *	455,920
2,600	Intuitive Surgical, Inc. *	866,996
		2,039,496
Household & Personal Products: 2.2%
9,500	Colgate-Palmolive Co.	767,220

Materials: 7.5%
15,300	E.I. DuPont De Nemours & Co.	841,041
16,000	Freeport-McMoRan Copper & Gold, Inc.	888,800
8,300	Praxair, Inc.	843,280
		2,573,121
Media: 4.5%
15,500	Omnicom Group, Inc.	760,430
17,900	Walt Disney Co.	771,311
		1,531,741

Internet Services: 2.2%
1,275	Google, Inc. *	747,418

Retailing: 2.3%
15,900	The TJX Companies, Inc.	790,707

Semiconductors & Semiconductor Equipment: 2.1%
18,000	Broadcom Corp.	708,840

Software & Services: 10.1%
17,200	Accenture Ltd.	945,484
11,500	Citrix Systems, Inc. *	844,790
4,900	International Business Machines Corp.	799,043
16,800	Intuit, Inc. *	892,080
		3,481,397
Technology Hardware & Equipment: 11.1%
2,700	Apple, Inc. *	940,815
33,300	EMC Corp. *	884,115
24,800	Juniper Networks, Inc. *	1,043,584
17,110	QUALCOMM, Inc.	938,141
		3,806,655
Transportation: 4.6%
11,400	Canadian National Railway Co.	858,078
9,900	United Parcel Service, Inc.	735,768
		1,593,846
TOTAL COMMON STOCKS
(Cost $27,711,173)		33,761,776
SHORT-TERM INVESTMENT: 1.4%
Money Market Fund: 1.4%
499,003	Invesco Short-Term Prime Portfolio - Institutional, 0.125% (a)	499,003
TOTAL SHORT-TERM INVESTMENT
(Cost $499,003)		499,003
TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $28,210,176)		34,260,779
Other Assets in Excess of Liabilities: 0.4%		133,237
TOTAL NET ASSETS: 100.0%		$34,394,016

*	Non-income producing security.
(a)	7-day yield as of March 31, 2011

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments					$28,255,920
Gross unrealized appreciation					6,111,776
Gross unrealized depreciation					(106,917)
Net unrealized appreciation					$6,004,859

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress Large Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)
The Congress Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$33,761,776	$-	$-	$33,761,776
Short-Term Investment	499,003	-	-	499,003
Total Investments in Securities	$34,260,779	$-	$-	$34,260,779

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Eric W. Falkeis
                                             Eric W. Falkeis, President

Date  May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Eric W. Falkeis
                                             Eric W. Falkeis, President

Date May 26, 2011

By (Signature and Title)*/s/ Patrick J. Rudnick
                                             Patrick J. Rudnick, Treasurer

Date May 23, 2011

* Print the name and title of each signing officer under his or her signature.